Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets (liabilities):
Net operating loss	$ 13,109	$ 12,090
Share based compensation	248	472
Disallowed interest	3,770	1,573
Allowance for doubtful accounts	141	23
Lease accounting	138	304
Unrealized Loss	14	14
Depreciation	(1,501)	(938)
Total deferred tax assets (liabilities)	15,919	13,538
Less valuation allowance	(15,919)	(13,538)
Net deferred tax assets (liabilities)	$ 0	$ 0